Other intangible assets (Details 1) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Teva and an affiliate of Allergan [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	ANDAs
Intangible assets material to entity	₨ 9,813
UCB India Private Limited and affiliates [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of dermatology, respiratory and pediatric assets
Intangible assets material to entity	₨ 5,072
XenoPort, Inc. [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Intellectual property rights relating to PPC-06 (tepilamide fumarate)
Intangible assets material to entity	₨ 4,019
Novartis Consumer Health Inc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Habitrol ® brand
Intangible assets material to entity	₨ 1,936
Eisai Company Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Commercialization rights for an anti-cancer biologic agent
Intangible assets material to entity	₨ 1,838
Ducere Pharma LLC [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Over the counter product brands
Intangible assets material to entity	₨ 731
3i Group Plc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Beta brand
Intangible assets material to entity	₨ 578
Gland Pharma Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Various ANDAs
Intangible assets material to entity	₨ 284